Research and Development Payroll Tax Credits - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Research And Development Payroll Tax Credit | Other Current Assets
Tax Credit Carryforward [Line Items]
Research and development payroll tax credit receivables	$ 45	$ 351